Fair Value Measurement - Fair Value Bond Portfolio (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Balance at Beginning of Period	$ 15,389,807	$ 14,229,755	$ 11,482,616
Additional Losses on Bond Portfolio	(100,000)	1,883,052	2,964,000
Purchases	895,000	(723,000)	(216,861)
Proceeds	(83,870)	15,389,807	14,229,755
Balance at End of Period	$ 16,100,937	$ 15,389,807	$ 14,229,755